Expenses by nature (Tables)	3 Months Ended
Mar. 31, 2026
Expenses by nature [Abstract]
Expenses by Nature
The following table provides the consolidated statement of comprehensive loss classification of our expense by nature:

	Three months ended March 31,
	2026	2025
	$’000	$’000
External research and development expenses[1]	8,545	5,467
Employee expenses[2,5]	3,834	2,385
Total research and development expenses[3]	12,379	7,852

External costs[1]	4,264	2,939
Employee expenses[4,5]	2,106	1,941
Total general and administrative expenses[3]	6,370	4,880
Total operating expenses	18,749	12,732

[1] Includes depreciation expense.

[2]Included in employee expenses is share-based compensation expense of $0.9 million and $0.7 million for the three months ended March 31, 2026 and 2025, respectively, relating to employees in the research and development department.

[3] Depreciation and other expenses have been reclassified to external research and development expenses and depreciation has been reclassified to external costs for all periods presented as it provides more relevant information.

[4]Included in employee expenses is share-based compensation expense of $0.9 million and $0.9 million for the three months ended March 31, 2026 and 2025, respectively, relating to employees in the general and administrative department.

[5]Includes termination expenses incurred.